NET INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech Holding Limited	$ 14,690,701	$ 16,064,793	$ (6,589,431)
Less:
The dilutive effect arising from the convertible bonds	2,900,645
Numerator for diluted net income (loss) per ordinary share	$ 11,790,056	$ 16,064,793	$ (6,589,431)
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	2,205,186,257	2,117,904,025	1,751,784,176
Dilutive effect of convertible bonds	80,459,006
Diluted	2,335,717,204	2,162,232,325	1,751,784,176
Net income (loss) per ordinary share
Basic	$ 0.01	$ 0.01	$ 0.00
Diluted	$ 0.01	$ 0.01	$ 0.00
Share Options
Weighted average shares used in calculating net income (loss) per ordinary share
Dilutive effect	17,457,965	25,462,481
Restricted Shares Units
Weighted average shares used in calculating net income (loss) per ordinary share
Dilutive effect	32,613,976	18,865,819